Oct. 31, 2017

Important Notice Regarding Change in ETF Name,

Index Name and Related Matters

SPDR® Series Trust

Supplement Dated May 29, 2018 to the Prospectus and

the Statement of Additional Information (“SAI”)

Dated October 31, 2017, as supplemented

SPDR® Citi International Government Inflation-Protected Bond ETF

(the “Fund”)

On August 31, 2017, the London Stock Exchange Group plc, the parent company of FTSE Russell, completed the acquisition of the Citi Fixed Income Indices, including the Citi International Inflation-Linked Securities Select Index, the Fund’s benchmark index. In connection with the acquisition, the London Stock Exchange Group plc plans to implement a rebranding of the Index, effective May 31, 2018. As a result, effective May 31, 2018:

1.	All references to the Fund’s name, benchmark index and index provider in the Prospectus and SAI are deleted and replaced as follows:

Current			New
ETF Name	Benchmark Index	Index Provider	ETF Name	Benchmark Index	Index Provider
SPDR Citi International Government Inflation- Protected Bond ETF	Citi International Inflation-Linked Securities Select Index	Citigroup Index LLC	SPDR FTSE International Government Inflation-Protected Bond ETF	FTSE International Inflation-Linked Securities Select Index	FTSE Russell